Parent only Financial Statements (Details) - Schedule of Condensed Statement of Comprehensive Loss - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating expenses
General and administrative expenses	$ (11,341,062)	$ (505,186)
Total operating expenses	(11,341,062)	(505,186)
Loss from operations	(11,341,062)	(505,186)
Gain (loss) from investment in subsidiaries	5,607,544	(12,309,802)
Net loss from continuing operations attributable to controlling interest	(5,733,518)	(12,814,988)
Net income from discontinued operations attributable to controlling interest	520,000
Accretion of convertible redeemable preferred shares		(3,865,430)
Net loss from continuing operations attributable to ordinary shareholders	(5,733,518)	(16,680,418)
Net income from discontinued operations attributable to ordinary shareholders	520,000
Net loss	(5,213,518)	(12,814,988)
Other comprehensive loss
Foreign currency translation adjustments	(4,461,572)	(294,062)
Total comprehensive loss	(9,675,090)	(13,109,050)
Comprehensive loss attributable to ordinary shareholders	$ (9,675,090)	$ (16,974,480)